Consolidated Statements of Comprehensive Income and (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Revenue	$ 42,323	$ 27,980	$ 19,266
Sales and marketing expenses	(14,067)	(8,103)	(10,862)
Technology expenses	(3,947)	(2,503)	(2,498)
General and administrative expenses	(13,014)	(5,956)	(4,213)
Movements in credit loss allowance and write offs	97	(287)	(293)
Operating profit	11,392	11,131	1,400
Gains (losses) on financial liability at fair value through profit or loss		1,417	(94)
Finance income	2,581	303	140
Finance expense	(1,809)	(2,099)	(2,475)
Income (loss) before tax	12,164	10,752	(1,029)
Income tax benefit (charge)	289	4,399	(872)
Net income(loss) for the year attributable to equity holders	12,453	15,151	(1,901)
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(4,812)	2,480	50
Total comprehensive income (loss) for the year attributable to the equity holders	$ 7,641	$ 17,631	$ (1,851)
Net income (loss) per share attributable to ordinary shareholders, basic	$ 0.40	$ 0.55	$ (0.07)
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 0.37	$ 0.49	$ (0.07)